Annual Fund Operating Expenses	Mar. 28, 2025
Lyrical U.S. Value Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2026
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.56%
Fee Waiver or Reimbursement	(0.32%)
Net Expenses (as a percentage of Assets)	1.24%	[1]
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.03%
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(0.89%)
Net Expenses (as a percentage of Assets)	1.99%	[1]
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	1.24%	[1]
Lyrical U.S. Value Equity Fund | Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
Lyrical International Value Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2026
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund A Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	5.69%
Expenses (as a percentage of Assets)	6.79%	[2]
Fee Waiver or Reimbursement	(5.55%)	[3]
Net Expenses (as a percentage of Assets)	1.24%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	5.69%
Expenses (as a percentage of Assets)	7.54%	[2]
Fee Waiver or Reimbursement	(5.55%)	[3]
Net Expenses (as a percentage of Assets)	1.99%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	5.69%
Expenses (as a percentage of Assets)	6.79%	[2]
Fee Waiver or Reimbursement	(5.55%)	[3]
Net Expenses (as a percentage of Assets)	1.24%
Lyrical International Value Equity Fund | Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	2.02%
Expenses (as a percentage of Assets)	2.87%	[2]
Fee Waiver or Reimbursement	(1.88%)	[3]
Net Expenses (as a percentage of Assets)	0.99%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2026
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%	[4]
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.14%
Expenses (as a percentage of Assets)	1.38%	[5]
Fee Waiver or Reimbursement		[6]
Net Expenses (as a percentage of Assets)	1.42%	[5],[6]
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND | Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses		[4]
Other Expenses (as a percentage of Assets):	1.15%
Acquired Fund Fees and Expenses	0.14%
Expenses (as a percentage of Assets)	3.29%	[5]
Fee Waiver or Reimbursement	(0.36%)	[6]
Net Expenses (as a percentage of Assets)	2.93%	[5],[6]
Q3 ALL-SEASON TACTICAL FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2026
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.74%	[7]
Fee Waiver or Reimbursement	(0.00%)	[8]
Net Expenses (as a percentage of Assets)	1.74%	[7],[8]
Q3 ALL-SEASON TACTICAL FUND | Q3 ALL-SEASON TACTICAL FUND C Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.05%
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	3.21%	[7]
Fee Waiver or Reimbursement	(0.11%)	[8]
Net Expenses (as a percentage of Assets)	3.10%	[7],[8]
Q3 All-Season Active Rotation ETF | Q3 All-Season Active Rotation ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.31%
Acquired Fund Fees and Expenses	0.20%	[9]
Expenses (as a percentage of Assets)	1.16%

[1]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the U.S. Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the U.S. Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the U.S. Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2026, this agreement may not be modified or terminated without the approval of the U.S. Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the U.S. Fund’s investment advisory agreement with the Adviser is terminated.
[2]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.
[3]	Lyrical Asset Management LP (the “Adviser”) has contractually agreed, until April 1, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses of each class of shares of the International Fund (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the International Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the International Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares, 1.24% of the average daily net assets of the Investor Class shares, 1.24% of the average daily net assets of the A Class shares, and 1.99% of the average daily net assets of the C Class shares. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the International Fund for a period of 3 years after the date that such fees and expenses were waived or reimbursed, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 1, 2026, this agreement may not be modified or terminated without the approval of the International Fund’s Board of Trustees (the “Board”). This agreement will terminate automatically if the International Fund’s investment advisory agreement with the Adviser is terminated.
[4]	During the fiscal year ended November 30, 2024, the Adviser recouped $79,761 of prior years’ management fee reductions and expense reimbursements.
[5]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to the average net assets in the Systematic Opportunities Fund’s Financial Highlights, because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
[6]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Systematic Opportunities Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Systematic Opportunities Fund’s business) to an amount not exceeding 2.79% of the C Class shares’ and 1.79% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Systematic Opportunities Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2026, this agreement may not be modified or terminated without the approval of the Systematic Opportunities Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Systematic Opportunities Fund if the Systematic Opportunities Fund’s investment advisory agreement (the “Systematic Opportunities Fund’s Advisory Agreement”) with the Adviser is terminated.
[7]	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement” will not correlate to the ratio of expenses to the average net assets in the Tactical Fund’s Financial Highlights because the Fund’s Financial Highlights do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
[8]	Q3 Asset Management Corporation (the “Adviser”) has contractually agreed, until March 31, 2026, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Tactical Fund; Acquired Fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund’s business;) to an amount not exceeding 2.94% of the C Class shares’, and 1.94% of the Institutional Class shares’, average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2026, this agreement may not be modified or terminated without the approval of the Tactical Fund’s Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund’s investment advisory agreement (the “Tactical Fund’s Advisory Agreement”) with the Adviser is terminated.
[9]	“Total Annual Fund Operating Expenses” will not correlate to the ratio of the expenses to the average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses”.